Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Diluted Earnings Per Share	These if-converted shares were excluded from the year ended December 31, 2022 because their inclusion would have been anti-dilutive due to the Company’s net loss.
Year Ended
December 31,
2021
Numerator:
Net income (loss)	$1,762,466
Gain on change in fair value of derivatives	$(2,871,910)
Interest on convertible debt	$760,663
Net loss – diluted	$(348,781)

Denominator:
Weighted average common shares outstanding	210,477,658
Effect of dilutive shares	163,912,328
Diluted	374,389,986

Net income (loss) per common share:
Basic	$0.01
Diluted	$(0.00)

Schedule of Fair Value Hierarchy our Financial Assets and Liabilities	The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2022 and 2021:
	Carrying	Fair Value Measurement at December 31, 2022
	Value	Level 1	Level 2	Level 3
Derivative liabilities	$-	-	-	$-
		Fair Value Measurement at
	Carrying	December 31, 2021
	Value	Level 1	Level 2	Level 3
Derivative liabilities	$211,345	-	-	$211,345